Business Segment and Geographic Data - Schedule of Results of Operations from Business Segments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net revenues		$ 16,788,736	$ 24,096,169
Gross profit		11,790,054	16,420,905
Engineering and product development		111,000	115,000
Selling and marketing expenses		8,514,634	12,428,314
Total		12,772,811	17,809,133
Income (loss) from continuing operations		(982,757)	(1,388,228)
Income (loss) from continuing operations before taxes		(996,344)	(1,387,571)
Photomedex, Inc. [Member]
Net revenues		38,397,000	75,890,000
Costs of revenues		8,086,000	18,425,000
Gross profit		$ 30,311,000	$ 57,465,000
Gross profit %		78.90%	75.70%
Engineering and product development		$ 1,249,000	$ 1,313,000
Selling and marketing expenses		21,729,000	57,412,000
Impairment		3,518,000	21,481,000
Loss on sale of assets		2,574,000
Unallocated operating expense		13,233,000	17,484,000
Total		42,303,000	97,690,000
Income (loss) from continuing operations		(11,992,000)	(40,225,000)
Interest and other financing income, net		(385,000)	(1,402,000)
Income (loss) from continuing operations before taxes		(12,377,000)	(41,627,000)
CONSUMER [Member] | Photomedex, Inc. [Member]
Net revenues		34,331,000	67,569,000
Costs of revenues		5,862,000	14,733,000
Gross profit		$ 28,469,000	$ 52,836,000
Gross profit %		82.90%	78.20%
Engineering and product development		$ 1,045,000	$ 1,192,000
Selling and marketing expenses		19,426,000	53,184,000
Impairment	$ 3,518,000	3,518,000	15,654,000
Loss on sale of assets
Unallocated operating expense
Total		23,989,000	70,030,000
Income (loss) from continuing operations		4,480,000	(17,194,000)
Interest and other financing income, net
Income (loss) from continuing operations before taxes		4,480,000	(17,194,000)
PHYSICIAN RECURRING [Member] | Photomedex, Inc. [Member]
Net revenues		3,302,000	5,918,000
Costs of revenues		1,847,000	2,271,000
Gross profit		$ 1,455,000	$ 3,647,000
Gross profit %		44.10%	61.60%
Engineering and product development		$ 204,000	$ 105,000
Selling and marketing expenses		2,270,000	3,955,000
Impairment			5,827,000
Loss on sale of assets		2,574,000
Unallocated operating expense
Total		5,048,000	9,887,000
Income (loss) from continuing operations		(3,593,000)	(6,240,000)
Interest and other financing income, net
Income (loss) from continuing operations before taxes		(3,593,000)	(6,240,000)
PROFESSIONAL [Member] | Photomedex, Inc. [Member]
Net revenues		764,000	2,403,000
Costs of revenues		377,000	1,421,000
Gross profit		$ 387,000	$ 982,000
Gross profit %		50.70%	40.90%
Engineering and product development			$ 16,000
Selling and marketing expenses		33,000	273,000
Impairment
Loss on sale of assets
Unallocated operating expense
Total		33,000	289,000
Income (loss) from continuing operations		354,000	693,000
Interest and other financing income, net
Income (loss) from continuing operations before taxes		$ 354,000	$ 693,000